Acquisitions - Pro Forma Financial Information (Details) - Pacific Drilling - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	8 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Revenue	$ 250,371	$ 584,821
Net loss	$ (23,665)	$ (53,470)
Net loss per share. Basic (in USD per share)	$ (0.36)	$ (0.80)
Net loss per share, Diluted (in USD per share)	$ (0.36)	$ (0.80)